SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2023
Segmented Information
SCHEDULE OF GEOGRAPHIC SEGMENTS

	March 31, 2023	December 31, 2022
Current assets
Canada	2,282,266	3,198,344
Barbados	1,393,192	493,552
Botswana	2,813,626	2,746,450
Total	6,489,084	6,438,346

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

	March 31, 2023	December 31, 2022
Property, plant and equipment
Canada	9,990	10,714
Botswana	3,275,038	3,383,956
Total	3,285,028	3,394,670

	March 31, 2023	December 31, 2022
Exploration and evaluation assets
Botswana	36,332,411	31,823,982